Income Taxes (Income tax expense) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal									$ 1,500,337	$ 1,022,082	$ 1,056,002
State									209,396	191,999	285,699
Total Current Tax Expense									1,709,733	1,214,081	1,341,701
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal									736,390	696,638	722,699
State									(10,663)	9,761	2,699
Total Deferred Tax Expense									725,727	706,399	725,398
Total Income Tax Expense	$ 316,000	$ 445,000	$ 483,000	$ 585,000	$ 115,000	$ 655,000	$ 510,000	$ 641,000	$ 2,435,460	$ 1,920,480	$ 2,067,099